Financial risk management, objectives and policies, ING Credit Facility (Details) $ in Thousands		3 Months Ended				12 Months Ended
	Jan. 31, 2023 USD ($) Borrower	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)
Credit Facility [Abstract]
Borrowings		$ 409,424		$ 428,726		$ 409,424
ING Credit Facility [Member]
Credit Facility [Abstract]
Credit facility covenant, required adjusted tangible net worth		300,000				$ 300,000
ING Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings						135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets						25.00%
Credit facility covenant, required unencumbered consolidated cash		30,000				$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt						6.00%
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 405,000	$ 218,311		231,258		$ 218,311
Uncommitted incremental facility	$ 100,000
Number of borrowers | Borrower	10
Frequency of periodic repayment						quarterly
Debt repayment installment amount	$ 6,300
Maturity date						Jan. 31, 2029
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	1.90%	1.90%				1.90%
Percentage of Credit Adjustment Spread (CAS)	0.26%
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Drawdown		$ 10,000	$ 25,000	24,000	$ 55,000
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowings		$ 40,910		$ 43,794	45,000	$ 40,910
Frequency of periodic repayment						quarterly
Debt repayment installment amount					750
Maturity date						Jan. 31, 2029
Drawdown					$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		1.80%			1.80%	1.80%